Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10Q) - shares	3 Months Ended		9 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Total	6,000,000		5,208,791
Class B Common Stock [Member]
Total	6,000,000		5,208,791